Consolidated Balance Sheet Components - Property, Plant and Equipment (by Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 10,970	$ 12,704
United States
Property, Plant and Equipment [Line Items]
Property and equipment, net	824	1,091
Israel
Property, Plant and Equipment [Line Items]
Property and equipment, net	9,931	11,586
Rest of world
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 215	$ 27